UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               June 13, 2013 to July 12, 2013

     Commission File Number of issuing entity: 333-177354-03

             UBS-Barclays Commercial Mortgage Trust 2012-C3
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
                Archetype Mortgage Funding II LLC
                  KeyBank National Association
               General Electric Capital Corporation
                      RAIT Partnership, L.P.
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-1012551
                  Upper Tier Remic 46-1132084
                   Grantor Trust 46-6292860
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from June 13, 2013 to July 12, 2013, no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2012-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G/A on February 14, 2013. The CIK number of the Depositor is 0001532799.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 15, 2013. The CIK number of UBS is 0001541886.

         Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 14, 2013.
         The CIK number of Barclays is 0000312070.

         Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors, most recently filed a Form ABS-15G on February 8, 2013. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 7, 2013. The CIK number of KeyBank is 0001089877.

         General Electric Capital Corporation ("General Electric"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 8, 2013. The CIK number of General Electric is 0000040554.

         RAIT Partnership, L.P. ("RAIT"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 8, 2013.
         The CIK number of RAIT is 0001175134.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         The 1000 Harbor Boulevard Mortgage Loan is a Significant
         Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C3.

         Based on the borrower's operating statement with an end date of March 31, 2013, Loan 30291174 (Prospectus Supplement ID 1, 1000 Harbor Boulevard) has a Net Operating Income of $7,505,984.00.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         Deutsche Bank Trust Company Americas ("Deutsche Bank") currently acts as trustee and certificate administrator ("Trustee" and "Certificate Administrator") on behalf of the holders of the UBS-Barclays Commercial Mortgage Trust 2012-C3, Commercial Mortgage Pass-Through Certificates, Series 2012-C3 Trust. Section 8.06 of the Pooling and Servicing Agreement requires each of the Trustee and the Certificate Administrator to maintain a rating on its unsecured long-term debt of at least (i) "AA (low)" by DBRS, Inc. ("DBRS") (or "A (high)" by DBRS if, the short-term debt rating is at least "R-1" (middle) from DBRS; provided that if the Trustee or the Certificate Administrator is not rated by DBRS, an equivalent (or higher) rating by any two other NRSROs) and (ii) "A2" by Moody's Investor Services, Inc. ("Moody's"), and have a rating on its short-term unsecured debt obligations of at least "P-1" by Moody's, or has been assigned such other ratings as are acceptable to DBRS, Kroll Bond Rating Agency, Inc., and Moody's (collectively, the "Rating Agencies"), as confirmed by receipt of a No Downgrade Confirmation. On July 2, 2013, S&P lowered Deutsche Bank's long-term debt rating from A+ to A. Deutsche Bank is not rated by DBRS. As a result of the July 2, 2013 downgrade, Deutsche Bank currently does not meet the minimum ratings requirements for the Trustee and the Certificate Administrator set forth in Section 8.06 of the Pooling and Servicing Agreement. Deutsche Bank has informed the Depositor that it intends to request a No Downgrade Confirmation from each of the Rating Agencies to satisfy the requirements set forth in Section 8.06 of the Pooling and Servicing Agreement.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the July 12, 2013 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ Jackson Sastri
Name:   Jackson Sastri
Title:  Director


/s/ Henry Chung
Name:   Henry Chung
Title:  Managing Director


Date: July 23, 2013

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the July 12, 2013 distribution.